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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here is Amendment [  ]; Amendment Number:

The Amendment (Check only one.): [  ] is a restatement.

                                 [  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name: First Interstate Bank
Address: 401 North 31/st/ Street
         Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard A. McCann
Title: Vice President
Phone: 406-255-5132
Signature, Place, and Date of Signing:

      /s/ Richard A. McCann Billings, MT January 9, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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

                               13F SUMMARY PAGE

            Report Summary:
            Number of Other Included Mangers:                   0
            Form 13F Information Table Entry Total:            82
            Form 13F Information Table Value Total:  $235,569,708
            List of Other Included Managers:                 NONE

13 F REPORT OF MANAGED ASSETS

Date Run : 01/06/2012    Processing Date : 01/06/2012      Time Printed : 6:40:41 AM
                         As OfDate: 12/31/2011

                                                                  INVESTMENT DIRECTION   VOTING AUTHORITY
                                               MARKET
NAME OF ISSUER                TYPE    CUSIP    VALUE    SHARES/PV  SOLE   SHARED OTHER  SOLE   SHARED OTHER
Abbott Laboratories......... Equity 002824100 5,891,161  104,769   96,913  7,856   0   101,221  1,382  2,166
Air Products &
  Chemicals................. Equity 009158106 3,496,453   41,043   39,619  1,424   0    40,885      0    158
Altria Group Inc............ Equity 02209S103   914,495   30,843   27,993  2,850   0    28,503      0  2,340
Amgen Inc................... Equity 031162100   266,472    4,150    4,150      0   0     4,150      0      0
Apple Computer Inc.......... Equity 037833100 9,395,595   23,199   21,989  1,210   0    22,928      0    271
BP PLC Formerly BP
  Amoco PLC Sponsored
  ADR....................... Equity 055622104   224,684    5,257    4,010  1,247   0     5,257      0      0
Berkshire Hathaway Inc
  Del Cl A.................. Equity 084670108   459,020        4        0      4   0         4      0      0
Berkshire Hathaway Inc--
  Cl B...................... Equity 084670702 4,254,564   55,761   51,220  4,541   0    55,434    100    227
BHP Billiton Limited
  ADR....................... Equity 088606108 3,481,282   49,289   46,907  2,382   0    48,872      0    417
Bristol Myers Squibb
  Company................... Equity 110122108   546,890   15,519   13,869  1,650   0    15,519      0      0
Caterpillar Inc............. Equity 149123101 5,649,907   62,361   59,046  3,315   0    61,652      0    709
Chevron Corp................ Equity 166764100 7,403,525   69,582   65,844  3,738   0    68,424    397    761
Cisco Systems Inc........... Equity 17275R102 4,848,062  268,145  253,648 14,497   0   262,908      0  5,237
Citigroup Inc............... Equity 172967424 2,933,618  111,502  105,625  5,877   0   110,302      0  1,200
Coca Cola Company........... Equity 191216100   401,418    5,737    5,737      0   0     5,737      0      0
Conocophillips.............. Equity 20825C104 4,606,769   63,219   60,488  2,731   0    63,001      0    218
Costco Wholesale
  Corporation............... Equity 22160K105 5,384,888   64,629   61,301  3,328   0    64,067      0    562
Danaher Corporation......... Equity 235851102   313,192    6,658    5,838    820   0     6,038      0    620
Deere & Company............. Equity 244199105 4,214,105   54,481   51,937  2,544   0    54,064      0    417
Disney Walt Co
  Holdings.................. Equity 254687106 3,995,475  106,546  102,045  4,501   0   105,495      0  1,051
Du Pont E I De
  Nemours &
  Company................... Equity 263534109 3,748,833   81,888   77,148  4,740   0    80,911      0    977
EMC Corporation............. Equity 268648102 5,209,858  241,869  229,167 12,702   0   238,444      0  3,425
Emerson Electric
  Company................... Equity 291011104 4,236,708   90,936   86,424  4,512   0    90,021      0    915
Exelon Corporation.......... Equity 30161N101 3,722,274   85,826   81,694  4,132   0    84,758      0  1,068
Exxon Mobil
  Corporation............... Equity 30231G102 8,999,139  106,172   98,735  7,437   0   105,251      0    921
First Interstate Bancsystem
  Inc--Cl A................. Equity 32055Y201   735,426   56,441   56,441      0   0    55,126      0  1,315
Fluor Corporation........... Equity 343412102   367,529    7,314    7,314      0   0     7,314      0      0
Fushi Copperweld............ Equity 36113E107   248,160   33,000        0 33,000   0         0 22,000 11,000
General Electric
  Company................... Equity 369604103 4,320,680  241,244  224,928 16,316   0   239,109      0  2,135
Glacier Bancorp Inc......... Equity 37637Q105   257,153   21,376   19,585  1,791   0    18,912      0  2,464
Goldcorp Inc................ Equity 380956409   384,975    8,700        0  8,700   0         0  8,000    700

 FIBWM                                                            Page 1 of 3

13 F REPORT OF MANAGED ASSETS

Date Run : 01/06/2012    Processing Date : 01/06/2012      Time Printed : 6:40:41 AM
                         As OfDate : 12/31/2011

                                                           INVESTMENT DIRECTION     VOTING AUTHORITY
                                       MARKET
NAME OF ISSUER        TYPE    CUSIP    VALUE    SHARES/PV   SOLE    SHARED OTHER   SOLE    SHARED OTHER
Google Inc.......... Equity 38259P508 3,404,539     5,271     5,069    202   0       5,253      0     18
Harbor Commodity
  Real Return
  Strategy Fd-
  Ins............... Equity 411511397 7,267,430 1,054,779 1,022,812 31,967   0   1,045,094  6,461  3,224
Heartland Financial
  USA Inc........... Equity 42234Q102   482,765    31,471    31,471      0   0      27,142      0  4,329
Illinois Tool Works
  Inc............... Equity 452308109 3,578,079    76,602    72,708  3,894   0      76,330      0    272
Intel Corporation... Equity 458140100 4,023,366   165,912   154,201 11,711   0     163,566      0  2,346
International
  Business
  Machines
  Corporation....... Equity 459200101 4,649,038    25,283    24,166  1,117   0      24,944      0    339
iShares S&P Pref
  Stock Index
  Fund.............. Equity 464288687   947,670    26,605    26,255    350   0      25,905      0    700
JP Morgan Chase &
  Company........... Equity 46625H100 4,297,230   129,240   121,733  7,507   0     127,688      0  1,552
Johnson &
  Johnson........... Equity 478160104 4,937,125    75,284    68,938  6,346   0      72,056    600  2,628
Johnson Controls
  Inc............... Equity 478366107 3,771,925   120,663   115,355  5,308   0     120,228      0    435
Kraft Foods Inc..... Equity 50075N104 5,013,899   134,205   127,859  6,346   0     132,976      0  1,229
Lowes Cos Inc....... Equity 548661107   394,405    15,540    13,678  1,862   0      14,755      0    785
MDU Resources
  Group Inc......... Equity 552690109 1,612,097    75,121    13,435 61,686   0      13,435      0 61,686
McDonalds
  Corporation....... Equity 580135101 6,901,801    68,791    65,427  3,364   0      67,996      0    795
Merck & Co Inc...... Equity 58933Y105 4,708,956   124,906   112,494 12,412   0     118,896  2,500  3,510
Metlife Inc......... Equity 59156R108 2,101,906    67,412    64,372  3,040   0      67,239      0    173
Microsoft
  Corporation....... Equity 594918104   280,731    10,814     2,942  7,872   0       4,129  1,000  5,685
NextEra Energy
  Inc............... Equity 65339F101 4,281,508    70,327    65,332  4,995   0      69,289      0  1,038
Northern Trust
  Corporation....... Equity 665859104 2,986,517    75,303    71,110  4,193   0      75,081      0    222
Omega Protein
  Corporation....... Equity 68210P107   114,080    16,000         0 16,000   0           0 11,000  5,000
Oracle
  Corporation....... Equity 68389X105 4,372,863   170,482   162,864  7,618   0     168,965      0  1,517
Pace Oil and Gas
  Ltd............... Equity 69374D104   121,800    29,000         0 29,000   0           0 22,000  7,000
Peabody Energy
  Corporation....... Equity 704549104 3,480,623   105,123    99,705  5,418   0     104,278      0    845
Penney J C Inc...... Equity 708160106   319,865     9,100     9,100      0   0       9,100      0      0
Pepsico Inc......... Equity 713448108 5,536,576    83,445    79,517  3,928   0      82,785      0    660
Philip Morris
  International..... Equity 718172109 4,579,936    58,358    55,491  2,867   0      58,118      0    240
Procter & Gamble
  Company........... Equity 742718109 6,444,520    96,605    92,233  4,372   0      96,251      0    354
Pure Energy......... Equity 74623J100   277,440    32,000         0 32,000   0           0 27,000  5,000
Qualcomm Inc........ Equity 747525103 4,542,780    83,049    78,611  4,438   0      82,310      0    739
Schlumberger
  Limited........... Equity 806857108 5,810,585    85,062    79,896  5,166   0      83,291      0  1,771
Silver Wheaton
  Corporation....... Equity 828336107   318,560    11,000         0 11,000   0           0 11,000      0

 FIBWM                                                            Page 2 of 3

13 F REPORT OF MANAGED ASSETS

Date Run : 01/06/2012    Processing Date : 01/06/2012      Time Printed : 6:40:41 AM
                         As OfDate : 12/31/2011

                                                              INVESTMENT DIRECTION     VOTING AUTHORITY
                                          MARKET
NAME OF ISSUER          TYPE    CUSIP     VALUE     SHARES/PV  SOLE   SHARED  OTHER  SOLE   SHARED   OTHER
Southern Company...... Equity 842587107     207,333    4,479    4,479       0   0     4,479       0       0
Star Scientific....... Equity 85517P101      67,580   31,000        0  31,000   0         0  25,000   6,000
Target Corporation.... Equity 87612E106   5,359,097  104,629   99,127   5,502   0   103,385       0   1,244
Teva Pharmaceutical
  Industries Limited
  ADR................. Equity 881624209   3,181,982   78,840   74,384   4,456   0    78,015       0     825
3M Company............ Equity 88579Y101     263,416    3,223    1,798   1,425   0     2,098       0   1,125
Tiffany & Co.......... Equity 886547108   1,927,437   29,089   28,204     885   0    28,972       0     117
Travelers Companies
  Inc................. Equity 89417E109     230,763    3,900    3,900       0   0     3,900       0       0
ML Arthur Street
  Fund III............ Equity 8Y3L49998     225,170      230      230       0   0       230       0       0
Twin Butte Energy
  LTD................. Equity 901401307      74,550   35,000        0  35,000   0         0  30,000   5,000
U S Bancorp Del....... Equity 902973304   3,153,949  116,597  109,740   6,857   0   114,886       0   1,711
Unitedhealth Group
  Inc................. Equity 91324P102   3,182,704   62,800   59,853   2,947   0    62,564       0     236
Vanguard Total Intrnl
  Stock Index Fd-
  Signal.............. Equity 921909792   1,394,095   53,210   53,210       0   0    53,210       0       0
Vangaurd Growth
  Index Fund-
  Signal.............. Equity 922908470     253,814    8,621        0   8,621   0     8,621       0       0
Verizon
  Communications...... Equity 92343V104   6,245,119  155,661  147,531   8,130   0   153,992       0   1,669
Waste Management
  Inc................. Equity 94106L109   4,263,127  130,331  123,881   6,450   0   129,790       0     541
Wells Fargo &
  Company............. Equity 949746101     241,674    8,769    8,369     400   0     8,769       0       0
Sugarland Enterprises
  Inc................. Equity 998000483   2,249,380  112,469        0 112,469   0         0       0 112,469
Industrias Penoles
  S.A. DE C.V......... Equity P55409141     222,083    5,000        0   5,000   0         0   5,000       0
Marine Harvest
  ASA................. Equity R2326D105      32,400   80,000        0  80,000   0         0  80,000       0
Zhaojin Mining
  Industry Co Ltd..... Equity Y988A6104     321,110  197,000        0 197,000   0         0 180,000  17,000
                                        235,569,708

                        * * * End Of Asset Report * * *
               82       Assets Reported Of 39944 Assets On File

 FIBWM                                                            Page 3 of 3